Intangible assets - pre-publication (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Intangible Assets Pre-publication

All figures in £ millions	2020	2019
Cost
At beginning of year	2,275	2,096
Exchange differences	(48)	(66)
Additions	323	306
Disposals	(31)	(82)
Transfer from property, plant and equipment	—	9
Transfer (to)/from intangible assets	(5)	12

At end of year	2,514	2,275

Amortisation
At beginning of year	(1,405)	(1,279)
Exchange differences	45	53
Charge for the year	(280)	(261)
Disposals	31	82

At end of year	(1,609)	(1,405)

Carrying amounts at end of year	905	870